Convertible Preferred Stock and Stockholders' Equity (Tables)	6 Months Ended
Jun. 30, 2014
Convertible Preferred Stock and Stockholders' Equity
Schedule of reserve for unissued shares of common stock

Number of Shares
Common stock issued	59,955,343
Outstanding stock options	18,363,144
Outstanding common stock warrants	5,930,758
Outstanding Series A preferred stock	2,857,143
Additional shares available for grant under the 2005 Plan	604,093

Total	87,710,481